Shareholder Report, Holdings (Details)	Jun. 30, 2024
AST T. Rowe Price Fixed Income Central Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST T. Rowe Price Fixed Income Central Portfolio | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	68.00%
AST T. Rowe Price Fixed Income Central Portfolio | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
AST T. Rowe Price Fixed Income Central Portfolio | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
AST T. Rowe Price Fixed Income Central Portfolio | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
AST T. Rowe Price Fixed Income Central Portfolio | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
AST Target Maturity Central Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST Target Maturity Central Portfolio | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%
AST Target Maturity Central Portfolio | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
AST Target Maturity Central Portfolio | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
AST Target Maturity Central Portfolio | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
AST Target Maturity Central Portfolio | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
AST Target Maturity Central Portfolio | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
AST Target Maturity Central Portfolio | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
AST Target Maturity Central Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
AST PGIM Fixed Income Central Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST PGIM Fixed Income Central Portfolio | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
AST PGIM Fixed Income Central Portfolio | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
AST PGIM Fixed Income Central Portfolio | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
AST PGIM Fixed Income Central Portfolio | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
AST PGIM Fixed Income Central Portfolio | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
AST PGIM Fixed Income Central Portfolio | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
AST PGIM Fixed Income Central Portfolio | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
AST PGIM Fixed Income Central Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.90%)
AST PGIM Fixed Income Central Portfolio | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
AST J.P. Morgan Fixed Income Central Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST J.P. Morgan Fixed Income Central Portfolio | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
AST J.P. Morgan Fixed Income Central Portfolio | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
AST J.P. Morgan Fixed Income Central Portfolio | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
AST J.P. Morgan Fixed Income Central Portfolio | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
AST J.P. Morgan Fixed Income Central Portfolio | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
AST T. Rowe Price Growth Opportunities Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST T. Rowe Price Growth Opportunities Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
AST T. Rowe Price Growth Opportunities Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AST T. Rowe Price Growth Opportunities Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AST T. Rowe Price Growth Opportunities Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AST T. Rowe Price Growth Opportunities Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AST T. Rowe Price Growth Opportunities Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST T. Rowe Price Growth Opportunities Portfolio | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST T. Rowe Price Growth Opportunities Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST T. Rowe Price Growth Opportunities Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST T. Rowe Price Growth Opportunities Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST T. Rowe Price Growth Opportunities Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST T. Rowe Price Growth Opportunities Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST T. Rowe Price Growth Opportunities Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST T. Rowe Price Growth Opportunities Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST T. Rowe Price Growth Opportunities Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST T. Rowe Price Growth Opportunities Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST T. Rowe Price Growth Opportunities Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST T. Rowe Price Growth Opportunities Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST T. Rowe Price Growth Opportunities Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST T. Rowe Price Growth Opportunities Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST T. Rowe Price Growth Opportunities Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST T. Rowe Price Growth Opportunities Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST T. Rowe Price Growth Opportunities Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST T. Rowe Price Growth Opportunities Portfolio | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST T. Rowe Price Growth Opportunities Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST T. Rowe Price Growth Opportunities Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST T. Rowe Price Growth Opportunities Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST T. Rowe Price Growth Opportunities Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST T. Rowe Price Growth Opportunities Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST T. Rowe Price Growth Opportunities Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST T. Rowe Price Growth Opportunities Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST T. Rowe Price Growth Opportunities Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST T. Rowe Price Growth Opportunities Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST T. Rowe Price Growth Opportunities Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST T. Rowe Price Growth Opportunities Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST T. Rowe Price Growth Opportunities Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST T. Rowe Price Growth Opportunities Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST T. Rowe Price Growth Opportunities Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST T. Rowe Price Growth Opportunities Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST T. Rowe Price Growth Opportunities Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST T. Rowe Price Growth Opportunities Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST T. Rowe Price Growth Opportunities Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST T. Rowe Price Growth Opportunities Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST T. Rowe Price Growth Opportunities Portfolio | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. Rowe Price Growth Opportunities Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. Rowe Price Growth Opportunities Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. Rowe Price Growth Opportunities Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. Rowe Price Growth Opportunities Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. Rowe Price Growth Opportunities Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. Rowe Price Growth Opportunities Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. Rowe Price Growth Opportunities Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST T. Rowe Price Growth Opportunities Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST T. Rowe Price Growth Opportunities Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST T. Rowe Price Growth Opportunities Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST T. Rowe Price Growth Opportunities Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. Rowe Price Growth Opportunities Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. Rowe Price Growth Opportunities Portfolio | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. Rowe Price Growth Opportunities Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. Rowe Price Growth Opportunities Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. Rowe Price Growth Opportunities Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. Rowe Price Growth Opportunities Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. Rowe Price Growth Opportunities Portfolio | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. Rowe Price Growth Opportunities Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. Rowe Price Growth Opportunities Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. Rowe Price Growth Opportunities Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. Rowe Price Growth Opportunities Portfolio | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. Rowe Price Growth Opportunities Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. Rowe Price Growth Opportunities Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. Rowe Price Growth Opportunities Portfolio | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. Rowe Price Growth Opportunities Portfolio | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. Rowe Price Growth Opportunities Portfolio | Mortgage Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. Rowe Price Growth Opportunities Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. Rowe Price Growth Opportunities Portfolio | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. Rowe Price Growth Opportunities Portfolio | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. Rowe Price Growth Opportunities Portfolio | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. Rowe Price Growth Opportunities Portfolio | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. Rowe Price Growth Opportunities Portfolio | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. Rowe Price Growth Opportunities Portfolio | Construction Machinery And Heavy Trucks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. Rowe Price Growth Opportunities Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.30%
AST T. Rowe Price Growth Opportunities Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Mortgage Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Oil And Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Commercial Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Auto Parts and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Residential Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Advertisings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Packaging and Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Engineering and Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Metal Fabricate Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Toys Games Hobbies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Oil and Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Office Business Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Hand Machine Tools [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO | Forest Products and Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Tactical Preservation Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.50%
AST J.P. Morgan Tactical Preservation Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AST J.P. Morgan Tactical Preservation Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST J.P. Morgan Tactical Preservation Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST J.P. Morgan Tactical Preservation Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST J.P. Morgan Tactical Preservation Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST J.P. Morgan Tactical Preservation Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST J.P. Morgan Tactical Preservation Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST J.P. Morgan Tactical Preservation Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST J.P. Morgan Tactical Preservation Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST J.P. Morgan Tactical Preservation Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Tactical Preservation Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST J.P. Morgan Tactical Preservation Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. Morgan Tactical Preservation Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST J.P. Morgan Tactical Preservation Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Tactical Preservation Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST J.P. Morgan Tactical Preservation Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Tactical Preservation Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Tactical Preservation Portfolio | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. Morgan Tactical Preservation Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST J.P. Morgan Tactical Preservation Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST J.P. Morgan Tactical Preservation Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST J.P. Morgan Tactical Preservation Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Tactical Preservation Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST J.P. Morgan Tactical Preservation Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST J.P. Morgan Tactical Preservation Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST J.P. Morgan Tactical Preservation Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Tactical Preservation Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. Morgan Tactical Preservation Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST J.P. Morgan Tactical Preservation Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Tactical Preservation Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST J.P. Morgan Tactical Preservation Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Tactical Preservation Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Tactical Preservation Portfolio | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. Morgan Tactical Preservation Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
AST J.P. Morgan Tactical Preservation Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
AST J.P. Morgan Tactical Preservation Portfolio | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST J.P. Morgan Tactical Preservation Portfolio | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Residential Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Advertisings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Packaging and Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AST J.P. Morgan Tactical Preservation Portfolio | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Oil and Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Certificates of Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Entertainments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Retails [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST J.P. Morgan Tactical Preservation Portfolio | Hotels, Restaurants Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. Morgan Tactical Preservation Portfolio | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Credit Cards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Tactical Preservation Portfolio | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Machinery Construction and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Tactical Preservation Portfolio | Integrated Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Trucking And Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Apparel Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Tactical Preservation Portfolio | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST J.P. Morgan Tactical Preservation Portfolio | Health Care Providers Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. Morgan Global Thematic Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
AST J.P. Morgan Global Thematic Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
AST J.P. Morgan Global Thematic Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AST J.P. Morgan Global Thematic Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AST J.P. Morgan Global Thematic Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST J.P. Morgan Global Thematic Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST J.P. Morgan Global Thematic Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST J.P. Morgan Global Thematic Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST J.P. Morgan Global Thematic Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST J.P. Morgan Global Thematic Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST J.P. Morgan Global Thematic Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST J.P. Morgan Global Thematic Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST J.P. Morgan Global Thematic Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST J.P. Morgan Global Thematic Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST J.P. Morgan Global Thematic Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST J.P. Morgan Global Thematic Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST J.P. Morgan Global Thematic Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. Morgan Global Thematic Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Global Thematic Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST J.P. Morgan Global Thematic Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST J.P. Morgan Global Thematic Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. Morgan Global Thematic Portfolio | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Global Thematic Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST J.P. Morgan Global Thematic Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST J.P. Morgan Global Thematic Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Global Thematic Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Global Thematic Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST J.P. Morgan Global Thematic Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Global Thematic Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. Morgan Global Thematic Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Global Thematic Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Global Thematic Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST J.P. Morgan Global Thematic Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST J.P. Morgan Global Thematic Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Global Thematic Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. Morgan Global Thematic Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST J.P. Morgan Global Thematic Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Global Thematic Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST J.P. Morgan Global Thematic Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST J.P. Morgan Global Thematic Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST J.P. Morgan Global Thematic Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST J.P. Morgan Global Thematic Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Global Thematic Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST J.P. Morgan Global Thematic Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Global Thematic Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Global Thematic Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Global Thematic Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Global Thematic Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST J.P. Morgan Global Thematic Portfolio | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Global Thematic Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Global Thematic Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Global Thematic Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.20%
AST J.P. Morgan Global Thematic Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
AST J.P. Morgan Global Thematic Portfolio | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST J.P. Morgan Global Thematic Portfolio | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Commercial Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST J.P. Morgan Global Thematic Portfolio | Advertisings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Packaging and Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Oil and Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Certificates of Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Global Thematic Portfolio | Retails [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST J.P. Morgan Global Thematic Portfolio | Credit Cards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST J.P. Morgan Global Thematic Portfolio | Machinery Construction and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Integrated Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Trucking And Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Apparel Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST J.P. Morgan Global Thematic Portfolio | Health Care Providers Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST J.P. Morgan Global Thematic Portfolio | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST J.P. Morgan Global Thematic Portfolio | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST J.P. Morgan Global Thematic Portfolio | Health Care and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
AST Capital Growth Asset Allocation Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AST Capital Growth Asset Allocation Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AST Capital Growth Asset Allocation Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST Capital Growth Asset Allocation Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST Capital Growth Asset Allocation Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Capital Growth Asset Allocation Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Capital Growth Asset Allocation Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Capital Growth Asset Allocation Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Capital Growth Asset Allocation Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Capital Growth Asset Allocation Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST Capital Growth Asset Allocation Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Capital Growth Asset Allocation Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Capital Growth Asset Allocation Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Capital Growth Asset Allocation Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Capital Growth Asset Allocation Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Capital Growth Asset Allocation Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Capital Growth Asset Allocation Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Capital Growth Asset Allocation Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Capital Growth Asset Allocation Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Capital Growth Asset Allocation Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Capital Growth Asset Allocation Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Capital Growth Asset Allocation Portfolio | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Capital Growth Asset Allocation Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Capital Growth Asset Allocation Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Capital Growth Asset Allocation Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Capital Growth Asset Allocation Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Capital Growth Asset Allocation Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Capital Growth Asset Allocation Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Capital Growth Asset Allocation Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Capital Growth Asset Allocation Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Capital Growth Asset Allocation Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Capital Growth Asset Allocation Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Capital Growth Asset Allocation Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Capital Growth Asset Allocation Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Capital Growth Asset Allocation Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Capital Growth Asset Allocation Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Capital Growth Asset Allocation Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Capital Growth Asset Allocation Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Capital Growth Asset Allocation Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Capital Growth Asset Allocation Portfolio | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Capital Growth Asset Allocation Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Capital Growth Asset Allocation Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Capital Growth Asset Allocation Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Capital Growth Asset Allocation Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Capital Growth Asset Allocation Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Capital Growth Asset Allocation Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Capital Growth Asset Allocation Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Capital Growth Asset Allocation Portfolio | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Capital Growth Asset Allocation Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Capital Growth Asset Allocation Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Capital Growth Asset Allocation Portfolio | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Capital Growth Asset Allocation Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
AST Capital Growth Asset Allocation Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
AST Capital Growth Asset Allocation Portfolio | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Capital Growth Asset Allocation Portfolio | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Capital Growth Asset Allocation Portfolio | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST Capital Growth Asset Allocation Portfolio | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Commercial Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Auto Parts and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Residential Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Packaging and Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Engineering and Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Oil and Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Office Business Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Hand Machine Tools [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Forest Products and Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Credit Cards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Machinery Construction and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Trucking And Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Capital Growth Asset Allocation Portfolio | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Capital Growth Asset Allocation Portfolio | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Health Care and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Capital Growth Asset Allocation Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AST Capital Growth Asset Allocation Portfolio | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Capital Growth Asset Allocation Portfolio | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Regional [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Holding Companies Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Capital Growth Asset Allocation Portfolio | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
AST Academic Strategies Asset Allocation Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST Academic Strategies Asset Allocation Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Academic Strategies Asset Allocation Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST Academic Strategies Asset Allocation Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Academic Strategies Asset Allocation Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Academic Strategies Asset Allocation Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Academic Strategies Asset Allocation Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Academic Strategies Asset Allocation Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Academic Strategies Asset Allocation Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Academic Strategies Asset Allocation Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Academic Strategies Asset Allocation Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Academic Strategies Asset Allocation Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Academic Strategies Asset Allocation Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Academic Strategies Asset Allocation Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Academic Strategies Asset Allocation Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Academic Strategies Asset Allocation Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Academic Strategies Asset Allocation Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Academic Strategies Asset Allocation Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Academic Strategies Asset Allocation Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Academic Strategies Asset Allocation Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Academic Strategies Asset Allocation Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Academic Strategies Asset Allocation Portfolio | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Academic Strategies Asset Allocation Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Academic Strategies Asset Allocation Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Academic Strategies Asset Allocation Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Academic Strategies Asset Allocation Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Academic Strategies Asset Allocation Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Academic Strategies Asset Allocation Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
AST Academic Strategies Asset Allocation Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Academic Strategies Asset Allocation Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Academic Strategies Asset Allocation Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Academic Strategies Asset Allocation Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Academic Strategies Asset Allocation Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Academic Strategies Asset Allocation Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Academic Strategies Asset Allocation Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Academic Strategies Asset Allocation Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Academic Strategies Asset Allocation Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Academic Strategies Asset Allocation Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Academic Strategies Asset Allocation Portfolio | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Academic Strategies Asset Allocation Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Academic Strategies Asset Allocation Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Academic Strategies Asset Allocation Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Academic Strategies Asset Allocation Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Academic Strategies Asset Allocation Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Academic Strategies Asset Allocation Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Academic Strategies Asset Allocation Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Academic Strategies Asset Allocation Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Academic Strategies Asset Allocation Portfolio | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Academic Strategies Asset Allocation Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Academic Strategies Asset Allocation Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Academic Strategies Asset Allocation Portfolio | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Academic Strategies Asset Allocation Portfolio | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
AST Academic Strategies Asset Allocation Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
AST Academic Strategies Asset Allocation Portfolio | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Academic Strategies Asset Allocation Portfolio | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Academic Strategies Asset Allocation Portfolio | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Commercial Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Auto Parts and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Residential Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Packaging and Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Oil and Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Academic Strategies Asset Allocation Portfolio | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AST Academic Strategies Asset Allocation Portfolio | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Academic Strategies Asset Allocation Portfolio | Health Care Providers Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Academic Strategies Asset Allocation Portfolio | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Academic Strategies Asset Allocation Portfolio | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
AST Academic Strategies Asset Allocation Portfolio | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Academic Strategies Asset Allocation Portfolio | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Electrical Components Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Academic Strategies Asset Allocation Portfolio | Health Cares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
AST Prudential Growth Allocation Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
AST Prudential Growth Allocation Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AST Prudential Growth Allocation Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AST Prudential Growth Allocation Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST Prudential Growth Allocation Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Prudential Growth Allocation Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Prudential Growth Allocation Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Prudential Growth Allocation Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST Prudential Growth Allocation Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Prudential Growth Allocation Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST Prudential Growth Allocation Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Prudential Growth Allocation Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Prudential Growth Allocation Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Prudential Growth Allocation Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Prudential Growth Allocation Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Prudential Growth Allocation Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Prudential Growth Allocation Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Prudential Growth Allocation Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Prudential Growth Allocation Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Prudential Growth Allocation Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Prudential Growth Allocation Portfolio | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Prudential Growth Allocation Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Prudential Growth Allocation Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Prudential Growth Allocation Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Prudential Growth Allocation Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Prudential Growth Allocation Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST Prudential Growth Allocation Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Prudential Growth Allocation Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Prudential Growth Allocation Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Prudential Growth Allocation Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Prudential Growth Allocation Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Prudential Growth Allocation Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Prudential Growth Allocation Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Prudential Growth Allocation Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Prudential Growth Allocation Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Prudential Growth Allocation Portfolio | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Prudential Growth Allocation Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Prudential Growth Allocation Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Prudential Growth Allocation Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Prudential Growth Allocation Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Prudential Growth Allocation Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Prudential Growth Allocation Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Prudential Growth Allocation Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Prudential Growth Allocation Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Prudential Growth Allocation Portfolio | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Prudential Growth Allocation Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%	[1]
AST Prudential Growth Allocation Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)	[1]
AST Prudential Growth Allocation Portfolio | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Prudential Growth Allocation Portfolio | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Prudential Growth Allocation Portfolio | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST Prudential Growth Allocation Portfolio | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Commercial Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Prudential Growth Allocation Portfolio | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Auto Parts and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Residential Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Packaging and Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Engineering and Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Toys Games Hobbies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Oil and Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Office Business Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Credit Cards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Integrated Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Trucking And Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
AST Prudential Growth Allocation Portfolio | Health Care Providers Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Prudential Growth Allocation Portfolio | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Prudential Growth Allocation Portfolio | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
AST Prudential Growth Allocation Portfolio | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Prudential Growth Allocation Portfolio | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Prudential Growth Allocation Portfolio | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Mortage Real Estate Investmen Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Electric Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Home Furnishings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Prudential Growth Allocation Portfolio | Household Products Wares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
AST Preservation Asset Allocation | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST Preservation Asset Allocation | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Preservation Asset Allocation | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Preservation Asset Allocation | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Preservation Asset Allocation | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Preservation Asset Allocation | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Preservation Asset Allocation | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Preservation Asset Allocation | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Preservation Asset Allocation | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Preservation Asset Allocation | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Preservation Asset Allocation | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Preservation Asset Allocation | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Preservation Asset Allocation | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Preservation Asset Allocation | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Preservation Asset Allocation | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Preservation Asset Allocation | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Preservation Asset Allocation | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Preservation Asset Allocation | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Preservation Asset Allocation | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Preservation Asset Allocation | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Preservation Asset Allocation | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST Preservation Asset Allocation | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Preservation Asset Allocation | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Preservation Asset Allocation | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Preservation Asset Allocation | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Preservation Asset Allocation | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Preservation Asset Allocation | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Preservation Asset Allocation | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Preservation Asset Allocation | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
AST Preservation Asset Allocation | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
AST Preservation Asset Allocation | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Preservation Asset Allocation | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Preservation Asset Allocation | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Preservation Asset Allocation | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Preservation Asset Allocation | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Preservation Asset Allocation | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
AST Preservation Asset Allocation | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Preservation Asset Allocation | Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Commercial Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Preservation Asset Allocation | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Auto Parts and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Residential Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Packaging and Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Preservation Asset Allocation | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Engineering and Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Oil and Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Preservation Asset Allocation | Office Business Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Hand Machine Tools [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Forest Products and Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Credit Cards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Trucking And Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Preservation Asset Allocation | Health Care Providers Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Preservation Asset Allocation | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Preservation Asset Allocation | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AST Preservation Asset Allocation | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Preservation Asset Allocation | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Preservation Asset Allocation | Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Regional [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Holding Companies Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Preservation Asset Allocation | Captial Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Preservation Asset Allocation | Healthcare Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Global Bond Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST Global Bond Portfolio | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
AST Global Bond Portfolio | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
AST Global Bond Portfolio | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
AST Global Bond Portfolio | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
AST Global Bond Portfolio | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
AST Global Bond Portfolio | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
AST Global Bond Portfolio | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
AST Global Bond Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(6.00%)
AST Global Bond Portfolio | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000018401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000018401 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000018401 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018401 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018401 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018401 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018401 [Member] | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018401 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018401 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018401 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018401 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018401 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018401 [Member] | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018401 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018401 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018401 [Member] | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018401 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018401 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018401 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018401 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018401 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018401 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018401 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018401 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018401 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018401 [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018401 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018401 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018401 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018401 [Member] | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018401 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018401 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018401 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018401 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018401 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018401 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018401 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018401 [Member] | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018401 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018401 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018401 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018401 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018401 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000018401 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000018401 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018401 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018401 [Member] | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018401 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Commercial Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Auto Parts and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Residential Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Packaging and Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Engineering and Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Oil and Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018401 [Member] | Office Business Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Hand Machine Tools [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Forest Products and Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Credit Cards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Trucking And Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Health Care Providers Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018401 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Health Care and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018401 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018401 [Member] | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Holding Companies Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Electric Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000018401 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
AST Advanced Strategies Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST Advanced Strategies Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST Advanced Strategies Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Advanced Strategies Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Advanced Strategies Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Advanced Strategies Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Advanced Strategies Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Advanced Strategies Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Advanced Strategies Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Advanced Strategies Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Advanced Strategies Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Advanced Strategies Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Advanced Strategies Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Advanced Strategies Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Advanced Strategies Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Advanced Strategies Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Advanced Strategies Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Advanced Strategies Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Advanced Strategies Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Advanced Strategies Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Advanced Strategies Portfolio | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Advanced Strategies Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Advanced Strategies Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Advanced Strategies Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
AST Advanced Strategies Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Advanced Strategies Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Advanced Strategies Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Advanced Strategies Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Advanced Strategies Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Advanced Strategies Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Advanced Strategies Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Advanced Strategies Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Advanced Strategies Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Advanced Strategies Portfolio | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Advanced Strategies Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Advanced Strategies Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Advanced Strategies Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Advanced Strategies Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Advanced Strategies Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Advanced Strategies Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Advanced Strategies Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Advanced Strategies Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Advanced Strategies Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Advanced Strategies Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Advanced Strategies Portfolio | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Advanced Strategies Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Advanced Strategies Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Advanced Strategies Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Advanced Strategies Portfolio | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Advanced Strategies Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Advanced Strategies Portfolio | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Construction Machinery And Heavy Trucks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
AST Advanced Strategies Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
AST Advanced Strategies Portfolio | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Advanced Strategies Portfolio | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Auto Parts and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Packaging and Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Oil and Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST Advanced Strategies Portfolio | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Advanced Strategies Portfolio | Health Care Providers Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Advanced Strategies Portfolio | Health Care and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
AST Advanced Strategies Portfolio | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Advanced Strategies Portfolio | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Advanced Strategies Portfolio | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
AST Quantitative Modeling Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AST Quantitative Modeling Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AST Quantitative Modeling Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AST Quantitative Modeling Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Quantitative Modeling Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Quantitative Modeling Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Quantitative Modeling Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Quantitative Modeling Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Quantitative Modeling Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Quantitative Modeling Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Quantitative Modeling Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Quantitative Modeling Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Quantitative Modeling Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Quantitative Modeling Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
AST Quantitative Modeling Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Quantitative Modeling Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Quantitative Modeling Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Quantitative Modeling Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Quantitative Modeling Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Quantitative Modeling Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Quantitative Modeling Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Quantitative Modeling Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Quantitative Modeling Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Quantitative Modeling Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Quantitative Modeling Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Quantitative Modeling Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Quantitative Modeling Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Quantitative Modeling Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Quantitative Modeling Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Quantitative Modeling Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Quantitative Modeling Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Quantitative Modeling Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Quantitative Modeling Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Quantitative Modeling Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Quantitative Modeling Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Quantitative Modeling Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Quantitative Modeling Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Quantitative Modeling Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Quantitative Modeling Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Quantitative Modeling Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Quantitative Modeling Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Quantitative Modeling Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Quantitative Modeling Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Quantitative Modeling Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Quantitative Modeling Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Quantitative Modeling Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Quantitative Modeling Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Quantitative Modeling Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Quantitative Modeling Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
AST Quantitative Modeling Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
AST Quantitative Modeling Portfolio | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Quantitative Modeling Portfolio | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Quantitative Modeling Portfolio | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Quantitative Modeling Portfolio | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST Quantitative Modeling Portfolio | Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Quantitative Modeling Portfolio | Commercial Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST Quantitative Modeling Portfolio | Auto Parts and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Quantitative Modeling Portfolio | Residential Mortgage Backed Securitie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Quantitative Modeling Portfolio | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Engineering and Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Oil and Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Quantitative Modeling Portfolio | Hand Machine Tools [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Quantitative Modeling Portfolio | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Quantitative Modeling Portfolio | Health Care Providers Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Quantitative Modeling Portfolio | Health Care and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Quantitative Modeling Portfolio | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Quantitative Modeling Portfolio | U.S. Treasury Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Quantitative Modeling Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Multi-Sector Fixed Income Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST Multi-Sector Fixed Income Portfolio | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
AST Multi-Sector Fixed Income Portfolio | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
AST Multi-Sector Fixed Income Portfolio | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
AST Multi-Sector Fixed Income Portfolio | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
AST Multi-Sector Fixed Income Portfolio | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
AST Multi-Sector Fixed Income Portfolio | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
AST Multi-Sector Fixed Income Portfolio | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
AST Multi-Sector Fixed Income Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
AST Investment Grade Bond Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST Investment Grade Bond Portfolio | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
AST Investment Grade Bond Portfolio | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
AST Investment Grade Bond Portfolio | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.50%
AST Investment Grade Bond Portfolio | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
AST Investment Grade Bond Portfolio | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
AST Investment Grade Bond Portfolio | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
AST Investment Grade Bond Portfolio | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
AST Investment Grade Bond Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
AST Investment Grade Bond Portfolio | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
AST High Yield Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST High Yield Portfolio | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST High Yield Portfolio | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST High Yield Portfolio | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST High Yield Portfolio | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST High Yield Portfolio | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST High Yield Portfolio | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
AST High Yield Portfolio | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
AST High Yield Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST High Yield Portfolio | CCC and Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
AST Government Money Market Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Government Money Market Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
AST Government Money Market Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
AST Government Money Market Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
AST Government Money Market Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
AST Government Money Market Portfolio | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
AST Core Fixed Income Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST Core Fixed Income Portfolio | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
AST Core Fixed Income Portfolio | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
AST Core Fixed Income Portfolio | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
AST Core Fixed Income Portfolio | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
AST Core Fixed Income Portfolio | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
AST Core Fixed Income Portfolio | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
AST Core Fixed Income Portfolio | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
AST Core Fixed Income Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(4.00%)
AST Core Fixed Income Portfolio | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
AST Bond Portfolio 2035
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2035 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%	[2]
AST Bond Portfolio 2035 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST Bond Portfolio 2035 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
AST Bond Portfolio 2035 | Other Asset In Excess Of Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AST Bond Portfolio 2034
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2034 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%	[2]
AST Bond Portfolio 2034 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Bond Portfolio 2034 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
AST Bond Portfolio 2034 | Other Asset In Excess Of Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST Bond Portfolio 2033
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2033 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.50%	[2]
AST Bond Portfolio 2033 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST Bond Portfolio 2033 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
AST Bond Portfolio 2033 | Other Asset In Excess Of Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST Bond Portfolio 2032
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2032 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%	[2]
AST Bond Portfolio 2032 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST Bond Portfolio 2032 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
AST Bond Portfolio 2032 | Other Asset In Excess Of Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Bond Portfolio 2031
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2031 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%	[2]
AST Bond Portfolio 2031 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Bond Portfolio 2031 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
AST Bond Portfolio 2031 | Other Asset In Excess Of Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Bond Portfolio 2030
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2030 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%	[2]
AST Bond Portfolio 2030 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST Bond Portfolio 2030 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
AST Bond Portfolio 2030 | Other Asset In Excess Of Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Bond Portfolio 2029
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2029 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%	[2]
AST Bond Portfolio 2029 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Bond Portfolio 2029 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
AST Bond Portfolio 2029 | Other Asset In Excess Of Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Bond Portfolio 2028
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2028 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%	[2]
AST Bond Portfolio 2028 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Bond Portfolio 2028 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
AST Bond Portfolio 2028 | Other Asset In Excess Of Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Bond Portfolio 2027
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2027 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%	[2]
AST Bond Portfolio 2027 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Bond Portfolio 2027 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
AST Bond Portfolio 2027 | Other Asset In Excess Of Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Bond Portfolio 2026
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2026 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%	[2]
AST Bond Portfolio 2026 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Bond Portfolio 2026 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
AST Bond Portfolio 2026 | Other Asset In Excess Of Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Bond Portfolio 2025
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2025 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%	[2]
AST Bond Portfolio 2025 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Bond Portfolio 2025 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
AST Bond Portfolio 2025 | Other Asset In Excess Of Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Bond Portfolio 2024
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2024 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%	[2]
AST Bond Portfolio 2024 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Bond Portfolio 2024 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
AST Bond Portfolio 2024 | Other Asset In Excess Of Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Bond Portfolio 2024 | U.S. Treasury Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST T. Rowe Price Natural Resources Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST T. Rowe Price Natural Resources Portfolio | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.70%
AST T. Rowe Price Natural Resources Portfolio | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
AST T. Rowe Price Natural Resources Portfolio | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AST T. Rowe Price Natural Resources Portfolio | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST T. Rowe Price Natural Resources Portfolio | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST T. Rowe Price Natural Resources Portfolio | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST T. Rowe Price Natural Resources Portfolio | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST T. Rowe Price Natural Resources Portfolio | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST T. Rowe Price Natural Resources Portfolio | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST T. Rowe Price Natural Resources Portfolio | GHANA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST T. Rowe Price Natural Resources Portfolio | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST T. Rowe Price Natural Resources Portfolio | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST T. Rowe Price Natural Resources Portfolio | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST T. Rowe Price Natural Resources Portfolio | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST T. Rowe Price Natural Resources Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.30%
AST T. Rowe Price Natural Resources Portfolio | Liabilities in excess of other assets Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
AST Small-Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Small-Cap Value Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
AST Small-Cap Value Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Small-Cap Value Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Small-Cap Value Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
AST Small-Cap Value Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Small-Cap Value Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AST Small-Cap Value Portfolio | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Small-Cap Value Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AST Small-Cap Value Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST Small-Cap Value Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Small-Cap Value Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Small-Cap Value Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Small-Cap Value Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Small-Cap Value Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Small-Cap Value Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST Small-Cap Value Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Small-Cap Value Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Small-Cap Value Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Small-Cap Value Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Small-Cap Value Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Small-Cap Value Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Small-Cap Value Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST Small-Cap Value Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Small-Cap Value Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Small-Cap Value Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Small-Cap Value Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Small-Cap Value Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Small-Cap Value Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST Small-Cap Value Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Small-Cap Value Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Small-Cap Value Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Small-Cap Value Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Small-Cap Value Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Small-Cap Value Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Small-Cap Value Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Small-Cap Value Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Small-Cap Value Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Small-Cap Value Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Small-Cap Value Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Small-Cap Value Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Small-Cap Value Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Small-Cap Value Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Small-Cap Value Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Small-Cap Value Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Small-Cap Value Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Small-Cap Value Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Small-Cap Value Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Small-Cap Value Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Small-Cap Value Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Small-Cap Value Portfolio | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Small-Cap Value Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Small-Cap Value Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Small-Cap Value Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Small-Cap Value Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Small-Cap Value Portfolio | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Small-Cap Value Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Small-Cap Value Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Small-Cap Value Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Small-Cap Value Portfolio | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Small-Cap Value Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Small-Cap Value Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Small-Cap Value Portfolio | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Small-Cap Value Portfolio | Mortgage Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Small-Cap Value Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Small-Cap Value Portfolio | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Small-Cap Value Portfolio | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Small-Cap Value Portfolio | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Small-Cap Value Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.90%
AST Small-Cap Value Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.90%)
AST Small-Cap Value Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Small-Cap Value Portfolio | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Small-Cap Value Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST Small-Cap Value Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Small-Cap Value Portfolio | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Small-Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Small-Cap Growth Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
AST Small-Cap Growth Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
AST Small-Cap Growth Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
AST Small-Cap Growth Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Small-Cap Growth Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Small-Cap Growth Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Small-Cap Growth Portfolio | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Small-Cap Growth Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Small-Cap Growth Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST Small-Cap Growth Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Small-Cap Growth Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Small-Cap Growth Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Small-Cap Growth Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST Small-Cap Growth Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Small-Cap Growth Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST Small-Cap Growth Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Small-Cap Growth Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST Small-Cap Growth Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AST Small-Cap Growth Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Small-Cap Growth Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Small-Cap Growth Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Small-Cap Growth Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST Small-Cap Growth Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Small-Cap Growth Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Small-Cap Growth Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Small-Cap Growth Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Small-Cap Growth Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST Small-Cap Growth Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST Small-Cap Growth Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Small-Cap Growth Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Small-Cap Growth Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST Small-Cap Growth Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Small-Cap Growth Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
AST Small-Cap Growth Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Small-Cap Growth Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Small-Cap Growth Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Small-Cap Growth Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Small-Cap Growth Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Small-Cap Growth Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST Small-Cap Growth Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Small-Cap Growth Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Small-Cap Growth Portfolio | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Small-Cap Growth Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Small-Cap Growth Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Small-Cap Growth Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Small-Cap Growth Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Small-Cap Growth Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Small-Cap Growth Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Small-Cap Growth Portfolio | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Small-Cap Growth Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Small-Cap Growth Portfolio | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Small-Cap Growth Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	122.20%
AST Small-Cap Growth Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.20%)
AST Small-Cap Growth Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Small-Cap Growth Portfolio | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Small-Cap Growth Portfolio | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Small-Cap Growth Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST Small-Cap Growth Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Small-Cap Growth Portfolio | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Small-Cap Growth Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Mid-Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Mid-Cap Value Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
AST Mid-Cap Value Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST Mid-Cap Value Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Value Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST Mid-Cap Value Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Value Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AST Mid-Cap Value Portfolio | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST Mid-Cap Value Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Mid-Cap Value Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
AST Mid-Cap Value Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AST Mid-Cap Value Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Mid-Cap Value Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Mid-Cap Value Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Mid-Cap Value Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AST Mid-Cap Value Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Value Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST Mid-Cap Value Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST Mid-Cap Value Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Mid-Cap Value Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Mid-Cap Value Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Mid-Cap Value Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST Mid-Cap Value Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST Mid-Cap Value Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AST Mid-Cap Value Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Value Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Mid-Cap Value Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Mid-Cap Value Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Mid-Cap Value Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Mid-Cap Value Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Value Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AST Mid-Cap Value Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Value Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Value Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Mid-Cap Value Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Value Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Value Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Value Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Mid-Cap Value Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Mid-Cap Value Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Mid-Cap Value Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Mid-Cap Value Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Mid-Cap Value Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Mid-Cap Value Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Mid-Cap Value Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AST Mid-Cap Value Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Mid-Cap Value Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Mid-Cap Value Portfolio | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Value Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Value Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST Mid-Cap Value Portfolio | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Value Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Value Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Mid-Cap Value Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Value Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Mid-Cap Value Portfolio | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Value Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.10%
AST Mid-Cap Value Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)
AST Mid-Cap Value Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Value Portfolio | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Value Portfolio | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Mid-Cap Value Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST Mid-Cap Value Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST Mid-Cap Value Portfolio | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Mid-Cap Value Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Mid-Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Mid-Cap Growth Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
AST Mid-Cap Growth Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
AST Mid-Cap Growth Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
AST Mid-Cap Growth Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Growth Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Growth Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Mid-Cap Growth Portfolio | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Mid-Cap Growth Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Mid-Cap Growth Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Mid-Cap Growth Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Mid-Cap Growth Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
AST Mid-Cap Growth Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Mid-Cap Growth Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST Mid-Cap Growth Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Mid-Cap Growth Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Growth Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST Mid-Cap Growth Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AST Mid-Cap Growth Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Growth Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST Mid-Cap Growth Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AST Mid-Cap Growth Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Mid-Cap Growth Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Mid-Cap Growth Portfolio | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Mid-Cap Growth Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Growth Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Mid-Cap Growth Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST Mid-Cap Growth Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Growth Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Growth Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST Mid-Cap Growth Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Mid-Cap Growth Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Mid-Cap Growth Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST Mid-Cap Growth Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST Mid-Cap Growth Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Mid-Cap Growth Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Mid-Cap Growth Portfolio | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Mid-Cap Growth Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Mid-Cap Growth Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST Mid-Cap Growth Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Mid-Cap Growth Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Mid-Cap Growth Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Growth Portfolio | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Mid-Cap Growth Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Mid-Cap Growth Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Growth Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Mid-Cap Growth Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Mid-Cap Growth Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Mid-Cap Growth Portfolio | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Mid-Cap Growth Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.10%
AST Mid-Cap Growth Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.10%)
AST Mid-Cap Growth Portfolio | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Mid-Cap Growth Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST MFS Global Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST MFS Global Equity Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AST MFS Global Equity Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST MFS Global Equity Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
AST MFS Global Equity Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST MFS Global Equity Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST MFS Global Equity Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AST MFS Global Equity Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST MFS Global Equity Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST MFS Global Equity Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AST MFS Global Equity Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST MFS Global Equity Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST MFS Global Equity Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST MFS Global Equity Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST MFS Global Equity Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST MFS Global Equity Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST MFS Global Equity Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
AST MFS Global Equity Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AST MFS Global Equity Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AST MFS Global Equity Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MFS Global Equity Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
AST MFS Global Equity Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AST MFS Global Equity Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST MFS Global Equity Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST MFS Global Equity Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST MFS Global Equity Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST MFS Global Equity Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST MFS Global Equity Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST MFS Global Equity Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AST MFS Global Equity Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST MFS Global Equity Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST MFS Global Equity Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST MFS Global Equity Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST MFS Global Equity Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST MFS Global Equity Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST MFS Global Equity Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST MFS Global Equity Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MFS Global Equity Portfolio | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST MFS Global Equity Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.20%
AST MFS Global Equity Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
AST Large-Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Large-Cap Value Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
AST Large-Cap Value Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AST Large-Cap Value Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Value Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
AST Large-Cap Value Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AST Large-Cap Value Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
AST Large-Cap Value Portfolio | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AST Large-Cap Value Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Large-Cap Value Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
AST Large-Cap Value Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Value Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AST Large-Cap Value Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Value Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AST Large-Cap Value Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Value Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Large-Cap Value Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Large-Cap Value Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Value Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Large-Cap Value Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Large-Cap Value Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Large-Cap Value Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Value Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Large-Cap Value Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Large-Cap Value Portfolio | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Value Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Large-Cap Value Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Large-Cap Value Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Large-Cap Value Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Large-Cap Value Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Large-Cap Value Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Value Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Large-Cap Value Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Large-Cap Value Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Large-Cap Value Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Large-Cap Value Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Large-Cap Value Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Large-Cap Value Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Value Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Value Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Value Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST Large-Cap Value Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Value Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Large-Cap Value Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Value Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Value Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Large-Cap Value Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Value Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Large-Cap Value Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Value Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Large-Cap Value Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Value Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Value Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Value Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Value Portfolio | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Large-Cap Value Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Large-Cap Value Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Value Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Value Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.90%
AST Large-Cap Value Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
AST Large-Cap Value Portfolio | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Value Portfolio | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Value Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST Large-Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Large-Cap Growth Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Large-Cap Growth Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
AST Large-Cap Growth Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
AST Large-Cap Growth Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Growth Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AST Large-Cap Growth Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Growth Portfolio | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST Large-Cap Growth Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AST Large-Cap Growth Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Growth Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
AST Large-Cap Growth Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Large-Cap Growth Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AST Large-Cap Growth Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
AST Large-Cap Growth Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Large-Cap Growth Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Growth Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Large-Cap Growth Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST Large-Cap Growth Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Growth Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Large-Cap Growth Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Large-Cap Growth Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Large-Cap Growth Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Growth Portfolio | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Large-Cap Growth Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Growth Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Growth Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Large-Cap Growth Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Growth Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Growth Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Growth Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Growth Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Large-Cap Growth Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Large-Cap Growth Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST Large-Cap Growth Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Large-Cap Growth Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Large-Cap Growth Portfolio | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Growth Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Growth Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Growth Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Large-Cap Growth Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Large-Cap Growth Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Growth Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Growth Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Large-Cap Growth Portfolio | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Growth Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
AST Large-Cap Growth Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
AST Large-Cap Growth Portfolio | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Growth Portfolio | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Growth Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Large-Cap Growth Portfolio | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Large-Cap Core Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Large-Cap Core Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Large-Cap Core Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
AST Large-Cap Core Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
AST Large-Cap Core Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST Large-Cap Core Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST Large-Cap Core Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST Large-Cap Core Portfolio | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Large-Cap Core Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST Large-Cap Core Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Large-Cap Core Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AST Large-Cap Core Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Large-Cap Core Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AST Large-Cap Core Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST Large-Cap Core Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AST Large-Cap Core Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Core Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Core Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Large-Cap Core Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Large-Cap Core Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Core Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Large-Cap Core Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Large-Cap Core Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Large-Cap Core Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Core Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Core Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Large-Cap Core Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Core Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Large-Cap Core Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Large-Cap Core Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Large-Cap Core Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Core Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Core Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Core Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Large-Cap Core Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Core Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Core Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Core Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Large-Cap Core Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Core Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Large-Cap Core Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Large-Cap Core Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Core Portfolio | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Large-Cap Core Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Core Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Large-Cap Core Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Core Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Core Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Core Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Core Portfolio | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Large-Cap Core Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Core Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Core Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Large-Cap Core Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Core Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Large-Cap Core Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Core Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Large-Cap Core Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Large-Cap Core Portfolio | Mortgage Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Large-Cap Core Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Large-Cap Core Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
AST Large-Cap Core Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
AST Large-Cap Core Portfolio | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Large-Cap Core Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST Large-Cap Core Portfolio | U.S. Treasury Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Large-Cap Core Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST INTERNATIONAL EQUITY PORTFOLIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST INTERNATIONAL EQUITY PORTFOLIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AST INTERNATIONAL EQUITY PORTFOLIO | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST INTERNATIONAL EQUITY PORTFOLIO | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST INTERNATIONAL EQUITY PORTFOLIO | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST INTERNATIONAL EQUITY PORTFOLIO | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST INTERNATIONAL EQUITY PORTFOLIO | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST INTERNATIONAL EQUITY PORTFOLIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST INTERNATIONAL EQUITY PORTFOLIO | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST INTERNATIONAL EQUITY PORTFOLIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST INTERNATIONAL EQUITY PORTFOLIO | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST INTERNATIONAL EQUITY PORTFOLIO | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST INTERNATIONAL EQUITY PORTFOLIO | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST INTERNATIONAL EQUITY PORTFOLIO | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST INTERNATIONAL EQUITY PORTFOLIO | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST INTERNATIONAL EQUITY PORTFOLIO | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST INTERNATIONAL EQUITY PORTFOLIO | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST INTERNATIONAL EQUITY PORTFOLIO | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST INTERNATIONAL EQUITY PORTFOLIO | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST INTERNATIONAL EQUITY PORTFOLIO | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST INTERNATIONAL EQUITY PORTFOLIO | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST INTERNATIONAL EQUITY PORTFOLIO | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST INTERNATIONAL EQUITY PORTFOLIO | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST INTERNATIONAL EQUITY PORTFOLIO | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST INTERNATIONAL EQUITY PORTFOLIO | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST INTERNATIONAL EQUITY PORTFOLIO | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST INTERNATIONAL EQUITY PORTFOLIO | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST INTERNATIONAL EQUITY PORTFOLIO | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
AST INTERNATIONAL EQUITY PORTFOLIO | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
AST INTERNATIONAL EQUITY PORTFOLIO | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST INTERNATIONAL EQUITY PORTFOLIO | Entertainments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST INTERNATIONAL EQUITY PORTFOLIO | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST INTERNATIONAL EQUITY PORTFOLIO | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST INTERNATIONAL EQUITY PORTFOLIO | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST INTERNATIONAL EQUITY PORTFOLIO | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AST INTERNATIONAL EQUITY PORTFOLIO | U.S. Treasury Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Emerging Markets Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Emerging Markets Equity Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AST Emerging Markets Equity Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
AST Emerging Markets Equity Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Emerging Markets Equity Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
AST Emerging Markets Equity Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Emerging Markets Equity Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
AST Emerging Markets Equity Portfolio | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Emerging Markets Equity Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Emerging Markets Equity Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST Emerging Markets Equity Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
AST Emerging Markets Equity Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Emerging Markets Equity Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AST Emerging Markets Equity Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Emerging Markets Equity Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST Emerging Markets Equity Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Emerging Markets Equity Portfolio | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Emerging Markets Equity Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Emerging Markets Equity Portfolio | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Emerging Markets Equity Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Emerging Markets Equity Portfolio | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Emerging Markets Equity Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Emerging Markets Equity Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Emerging Markets Equity Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Emerging Markets Equity Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Emerging Markets Equity Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Emerging Markets Equity Portfolio | Energy Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Emerging Markets Equity Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Emerging Markets Equity Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Emerging Markets Equity Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AST Emerging Markets Equity Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Emerging Markets Equity Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Emerging Markets Equity Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Emerging Markets Equity Portfolio | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Emerging Markets Equity Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Emerging Markets Equity Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Emerging Markets Equity Portfolio | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Emerging Markets Equity Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Emerging Markets Equity Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Emerging Markets Equity Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Emerging Markets Equity Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Emerging Markets Equity Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Emerging Markets Equity Portfolio | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Emerging Markets Equity Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Emerging Markets Equity Portfolio | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Emerging Markets Equity Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Emerging Markets Equity Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Emerging Markets Equity Portfolio | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Emerging Markets Equity Portfolio | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Emerging Markets Equity Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Emerging Markets Equity Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Emerging Markets Equity Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Emerging Markets Equity Portfolio | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Emerging Markets Equity Portfolio | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Emerging Markets Equity Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
AST Emerging Markets Equity Portfolio | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST Emerging Markets Equity Portfolio | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AST Emerging Markets Equity Portfolio | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST Emerging Markets Equity Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Emerging Markets Equity Portfolio | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Emerging Markets Equity Portfolio | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Cohen & Steers Realty Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Cohen & Steers Realty Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
AST Cohen & Steers Realty Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
AST Cohen & Steers Realty Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
AST Cohen & Steers Realty Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AST Cohen & Steers Realty Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
AST Cohen & Steers Realty Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
AST Cohen & Steers Realty Portfolio | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Cohen & Steers Realty Portfolio | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Cohen & Steers Realty Portfolio | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Cohen & Steers Realty Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.60%
AST Cohen & Steers Realty Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.60%)
AST Cohen & Steers Realty Portfolio | Casinos & Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST ClearBridge Dividend Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST ClearBridge Dividend Growth Portfolio | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
AST ClearBridge Dividend Growth Portfolio | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AST ClearBridge Dividend Growth Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
AST ClearBridge Dividend Growth Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AST ClearBridge Dividend Growth Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AST ClearBridge Dividend Growth Portfolio | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AST ClearBridge Dividend Growth Portfolio | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST ClearBridge Dividend Growth Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AST ClearBridge Dividend Growth Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AST ClearBridge Dividend Growth Portfolio | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST ClearBridge Dividend Growth Portfolio | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST ClearBridge Dividend Growth Portfolio | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST ClearBridge Dividend Growth Portfolio | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST ClearBridge Dividend Growth Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST ClearBridge Dividend Growth Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST ClearBridge Dividend Growth Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST ClearBridge Dividend Growth Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AST ClearBridge Dividend Growth Portfolio | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST ClearBridge Dividend Growth Portfolio | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST ClearBridge Dividend Growth Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST ClearBridge Dividend Growth Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST ClearBridge Dividend Growth Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST ClearBridge Dividend Growth Portfolio | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST ClearBridge Dividend Growth Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST ClearBridge Dividend Growth Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST ClearBridge Dividend Growth Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST ClearBridge Dividend Growth Portfolio | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST ClearBridge Dividend Growth Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST ClearBridge Dividend Growth Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST ClearBridge Dividend Growth Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST ClearBridge Dividend Growth Portfolio | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AST ClearBridge Dividend Growth Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST ClearBridge Dividend Growth Portfolio | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST ClearBridge Dividend Growth Portfolio | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST ClearBridge Dividend Growth Portfolio | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.70%
AST ClearBridge Dividend Growth Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
AST ClearBridge Dividend Growth Portfolio | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%

[1]	Less than 0.05%
[2]	The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.